PROPERTY, PLANT AND EQUIPMENT - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	$ 231,236
Property, plant and equipment at end of year	245,997	$ 231,236
Materials | Accumulated impairment
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(554)	(283)
Additions	(952)	(271)
Property, plant and equipment at end of year	(1,506)	(554)
PP&E | Accumulated impairment
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(512)
Additions	(290)	(512)
Property, plant and equipment at end of year	$ (802)	$ (512)